Dividend income	12 Months Ended
Dec. 31, 2022
Dividend income
Dividend income

36. Dividend income

Dividend income includes the dividends and payments on equity instruments out of profits generated by investees after the acquisition of the equity interest.

The breakdown of Dividend income is as follows:

	2020	2021	2022

Equity instruments classified as:

Financial assets at fair value through profit or loss	40	28	13
Of which:
NAFTRAC (Exchange-traded fund or ETF)	36	9	5
Grupo México, S.A.B. de C.V.	—	—	8
Grupo Cementos de Chihuahua, S.A.B. de C.V.	3	1	—
Fomento Económico Mexicano, S.A.B. de C.V.	1	—	—
Wal-Mart de México, S.A.B. de C.V.	—	1	—
Organización Soriana, S.A.B. de C.V.	—	17	—

Financial assets at fair value through other comprehensive income	206	199	173
Of which:
Controladora Prosa, S.A. de C.V.	73	64	—
Trans Unión de México, S.A.	88	88	126
Bolsa Mexicana de Valores, S.A.B. de C.V.	25	29	31
Dun & Bradstreet de México, S.A. de C.V.	20	18	16
Others	—	—	—
	246	227	186